Note 13 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2012	2013	2012	2013
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€819	€1,851	€(89)	2,645

Shares (Denominator):
Weighted-average shares for basic EPS	15,018,345	15,145,353	15,004,081	15,112,245
Effect of dilutive securities	658,608	469,648	-	586,865
Weighted-average shares for diluted EPS	15,676,953	15,615,001	15,004,081	15,699,110

Basic EPS	0.05	0.12	(0.01)	0.18
Diluted EPS	0.05	0.12	(0.01)	0.17